Intangible assets	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Intangible assets

5	Intangible assets

	(Unaudited) At 30 June 2022 Net book value	(Audited) At 31 December 2021 Net book value
	USD	USD
Trade name	900,968	10,000
Customer list (B2B relationships)	4,297,384	50,000
Developed technology	5,272,646	928,406

	10,470,998	988,406

Total expense arising from amortization of intangible assets recognized in the condensed interim consolidated statement of comprehensive income as part of general and administrative expense for the six-month
period ended 30 June 2022 was $676,750 (Nil for the
six-month
period ended 30 June 2021).
Amortization is computed using the straight-line method based on the estimated useful lives of the assets as follows:

Years
Trade name	2
Customer list (B2B relationships)	8-11
Developed technology	5